NON-FINANCIAL ASSETS AND LIABILITIES (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Deferred tax liability, beginning	$ (76)
Deferred tax liability, ending	(297)	$ (76)
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Deferred tax liability, beginning	(79)
Profit (loss)	(188)
Increases for incorporation		(79)
Sale of subsidiary	45
Deferred tax liability, ending	(222)	(79)
Intangible assets and goodwill [member]
IfrsStatementLineItems [Line Items]
Deferred tax liability, beginning	(35)	(13)
Profit (loss)	1
Increases for incorporation		(22)
Sale of subsidiary
Deferred tax liability, ending	(34)	(35)
Investments In Joint Ventures And Associates [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability, beginning	(8)	(11)
Profit (loss)	1	3
Increases for incorporation
Sale of subsidiary
Deferred tax liability, ending	(7)	(8)
Inventory [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability, beginning	(19)	(10)
Profit (loss)	(26)	(9)
Increases for incorporation
Sale of subsidiary
Deferred tax liability, ending	(45)	(19)
Financial Assets At Fair Value Through Profit And Loss Deferred Tax Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability, beginning	(15)	(14)
Profit (loss)	(3)	(1)
Increases for incorporation
Sale of subsidiary
Deferred tax liability, ending	(18)	(15)
Trade And Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability, beginning	(23)	(31)
Profit (loss)	12	8
Increases for incorporation
Sale of subsidiary	1
Deferred tax liability, ending	(10)	(23)
Taxes Payable [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability, beginning	(2)	(3)
Profit (loss)	2	1
Increases for incorporation
Sale of subsidiary
Deferred tax liability, ending		(2)
Adjustment For Tax Inflation [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability, beginning	(138)	(1)
Profit (loss)	(28)	(124)
Increases for incorporation		(13)
Sale of subsidiary	3
Deferred tax liability, ending	(163)	(138)
Other [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability, beginning
Profit (loss)	(1)
Sale of subsidiary
Deferred tax liability, ending	(1)
Deferred Tax Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability, beginning	(319)
Profit (loss)	(230)
Sale of subsidiary	49
Deferred tax liability, ending	(500)	(319)
Deferred Tax Liability Asset [Member]
IfrsStatementLineItems [Line Items]
Deferred tax (liability) asset	(76)
Profit (loss)	(272)
Sale of subsidiary	51
Deferred tax liability, ending	(297)	(76)
Deferred Tax Liability [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability, beginning	(319)	(83)
Profit (loss)		(122)
Increases for incorporation		(114)
Deferred tax liability, ending		(319)
Deferred Tax Asset Liability [Member]
IfrsStatementLineItems [Line Items]
Deferred tax (liability) asset	(76)	84
Profit (loss)		(46)
Increases for incorporation		(114)
Deferred tax liability, ending		(76)
Tax Loss Carryforwards [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning	19	13
Profit (loss)	125	6
Increases for incorporation
Sale of subsidiary
Deferred tax asset, ending	144	19
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning	151	80
Profit (loss)	(151)	71
Increases for incorporation
Sale of subsidiary
Deferred tax asset, ending		151
Trade And Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning	4	5
Profit (loss)	(3)	(1)
Increases for incorporation
Sale of subsidiary
Deferred tax asset, ending	1	4
Provisions [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning	59	57
Profit (loss)	(6)	2
Increases for incorporation
Sale of subsidiary
Deferred tax asset, ending	53	59
Salaries And Social Security Payable [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning	1
Profit (loss)		1
Increases for incorporation
Sale of subsidiary
Deferred tax asset, ending	1	1
Defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning	8	9
Profit (loss)	(6)	(1)
Increases for incorporation
Sale of subsidiary	2
Deferred tax asset, ending	4	8
Other [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning	1
Profit (loss)	(1)	1
Increases for incorporation
Sale of subsidiary
Deferred tax asset, ending		1
Deferred Tax Asset [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning	243	167
Profit (loss)	(42)	76
Increases for incorporation
Sale of subsidiary	2
Deferred tax asset, ending	203	243
Deferred Tax Asset Financial Assets At Fair Value Through Profit And Loss [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning		3
Profit (loss)		(3)
Increases for incorporation
Deferred tax asset, ending